Intangible Assets and Goodwill - Estimated amortization expense (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 10.1	$ 10.1
2021	9.6	10.1
2022	9.2	9.6
2023	9.2	9.2
2024	9.2	$ 9.2
Impairment of indefinite- lived intangibles	22.9
Mafco Worldwide
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Goodwill impairment charge	6.6
Merisant
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Goodwill impairment charge	$ 11.1